UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fortrinn Partners LLP

Address:  5 Golden Square
          London  W1F 9BS
          England

13F File Number: 028-13590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jorge Villon
Title:    Chief Executive Officer
Phone:    (+44) 20 7121 9104


Signature, Place and Date of Signing:

/s/ Jorge Villon               London, England              November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:     $216
                                         (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE
                                                      September 30, 2009



COLUMN 1                        COLUMN  2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                TITLE                    VALUE      SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                  --------    -----       --------    -------   --- ----   ----------   --------  ----    ------  ----
MIDDLEBROOK PHARMACEUTICAL I    COM         596087106   216         187,500   SH  CALL   SOLE         NONE      187,500












SK 25379 0001 1037565